Investment property - Summary of future minimum fixed rental income (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 1,180,925	S/ 1,168,510
Within 1 year
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	69,078	61,557
After 1 year but not more than 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	255,898	241,546
Over 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 855,949	S/ 865,407